IMPAIRMENT TESTS (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill		₪ 407	₪ 407
Pre-tax cash flow projections period		five-year
Impairment of fixed-line assets	₪ 10
BDO Ziv Haft Consulting & Management Ltd. [Member]
Disclosure of information for cash-generating units [line items]
Pre-tax cash flow projections period		five-year
CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		₪ 407